CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
The following condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Waldencast’s investment in its subsidiaries is presented under the equity method of accounting.

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)
	As of December 31, 2024	As of December 31, 2023
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$472	$419
Intercompany receivable	37,431	51,964
Total current assets	37,903	52,383
Investment in subsidiary	697,885	745,537
TOTAL ASSETS	$735,788	$797,920

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Note payable	$830	$—
Derivative warrant liabilities	5,021	28,647
TOTAL LIABILITIES	5,851	28,647

SHAREHOLDERS’ EQUITY:
Class A ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 112,026,440 and 101,228,857 outstanding as of December 31, 2024 and December 31, 2023, respectively	11	9
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized; and 10,666,528 and 20,847,553 outstanding as of December 31, 2024 and December 31, 2023, respectively	1	2
Additional paid-in capital	951,260	871,527
Accumulated deficit	(289,204)	(246,761)
Accumulated other comprehensive income (loss)	251	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	662,319	624,626
Noncontrolling Interest	67,618	144,647
TOTAL SHAREHOLDERS’ EQUITY	729,937	769,273
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$735,788	$797,920

Condensed Statements of Operations

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)
	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022
Net revenue	$—	$—	$—
Selling, general and administrative	18,393	1,259	—
Total operating loss	(18,393)	(1,259)	—
Other expense (income):
Interest expense (income), net	24	(14)	19
Change in fair value of derivative warrant liabilities	(23,627)	10,337	6,793
Income (loss) before income taxes	5,209	(11,582)	6,812
Income tax benefit	—	—	—
Income (loss) before equity in undistributed earnings of subsidiaries	5,209	(11,582)	6,812
Equity in undistributed earnings of subsidiaries	(47,652)	(78,399)	(102,379)
Net loss	(42,443)	(89,981)	(95,567)
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	393	(122)	(29)
Comprehensive loss	$(42,050)	$(90,103)	$(95,596)

Condensed Statements of Cash Flow

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENTS OF CASH FLOW
(In thousands of U.S. dollars)
	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(42,443)	$(89,981)	$(95,567)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	47,652	78,399	102,379
Change in fair value of derivative warrant liabilities	(23,627)	10,337	(6,793)
Net cash (used in) provided by operating activities	(18,417)	(1,245)	19
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	—	—	6,400
Net cash provided by investing activities	—	—	6,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	—	70,000	—
Payment of PIPE transaction costs	—	(1,069)	—
Proceeds from note payable	1,632	—	—
Repayment of note payable	(1,770)	—	—
Tax refund (withholding)	558	(1,204)	—
Transfers from subsidiaries	32,750	30,575	6,000
Transfers to subsidiaries	—	(66,250)	(300)
Expenses paid on behalf of subsidiaries	(14,700)	(33,603)	(8,982)
Net cash provided by (used in) financing activities	18,470	(1,551)	(3,282)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	53	(2,796)	3,137
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	419	3,215	78
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - End of period	$472	$419	$3,215